Debt (Unsecured Revolving Credit Facilities) (Details) (Unsecured Revolving Credit Facilities [Member], USD $)	12 Months Ended
Dec. 31, 2013
Citi Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Credit facility, current borrowing capacity	$ 285,000,000
Credit facility, term	3 years
Line of credit facility, undrawn commitment	290,000,000
Credit facility, maximum borrowing capacity	385,000,000
DBS Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Credit facility, current borrowing capacity	180,000,000
Credit facility, term	5 years
Credit facility, amount outstanding	150,000,000
Line of credit facility, undrawn commitment	30,000,000
Credit facility, maximum borrowing capacity	250,000,000
Revolving Period [Member]
Line of Credit Facility [Line Items]
Credit facility, term	3 years
Term Loan [Member]
Line of Credit Facility [Line Items]
Credit facility, term	2 years
Minimum [Member] | DBS Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Percentage of balance to be repaid on specific dates	33.00%
Maximum [Member] | Citi Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility, increase to commitment	5,000,000
Line of credit facility, decrease to commitment	5,000,000
Maximum [Member] | DBS Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Percentage of balance to be repaid on specific dates	67.00%
Multiple In Excess Of Maximum [Member] | Citi Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility, increase to commitment	1,000,000
Line of credit facility, decrease to commitment	$ 1,000,000